Note 35 - Derivatives - Value of Derivatives held as Net Investment Hedges (Detail) - Derivatives Held as Net Investment Hedges [Member] - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Value of Derivatives held as Net Investment Hedges [Line Items]
Assets		€ 1,044	€ 227
Liabilities		513	1,093
Nominal amount		45,749	39,087
Fair value changes used for hedge effectiveness		(2,539)	(1,707)
Fair value changes recognised in Equity	[1]	2,410	1,892
Hedge ineffectiveness		€ (329)	€ (179)

[1]	Reported in equity refers to accumulated other comprehensive income as presented in the Consolidated Balance Sheet.